CRITICAL ACCOUNTING ESTIMATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2024	Mar. 26, 2024
CRITICAL ACCOUNTING ESTIMATES [Abstract]
Percentage of transitional adjustment natural gas transportation tariffs				675.00%	675.00%
Percentage points in probability of occurrence in base scenario	70.00%
Percentage points in probability of occurrence in optimistic scenario	10.00%
Percentage points in probability of occurrence in pessimistic scenario	20.00%
Book value of PPE [Abstract]
Reversal of impairment of property, plant and equipment	$ 39,625,359	$ 0	$ 0
Natural Gas Transportation [Member]
Book value of PPE [Abstract]
Impairment charge	0
Reversal of impairment of property, plant and equipment	39,625,359
Natural Gas Transportation [Member] | Carrying Amount [member]
Book value of PPE [Abstract]
Cash generating unit	$ 1,275,874,822